Average Annual Total Returns - Hartford Capital Appreciation HLS Fund	IA 1 Year	IA 5 Years	IA 10 Years	IB 1 Year	IB 5 Years	IB 10 Years	IC 1 Year	IC 5 Years	IC 10 Years	Russell 3000 Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 3000 Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell 3000 Index (reflects no deduction for fees, expenses or taxes) 10 Years	S&P 500 Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500 Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500 Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	21.91%	13.93%	11.74%	21.62%	13.64%	11.46%	21.32%	13.36%	11.18%	20.89%	15.43%	13.79%	18.40%	15.22%	13.88%